Share-based payments - Change In Number Of Outstanding Awards (Details) - shares		12 Months Ended
	Feb. 04, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	2,520,000
Equity settled share based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period (in shares)		0
Granted (in shares)		2,088,500
Forfeited (in shares)		(137,000)
Outstanding at end of period (in shares)		1,951,500	0
Performance share units | Equity settled share based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period (in shares)		0
Granted (in shares)		1,461,950
Forfeited (in shares)		(95,900)
Outstanding at end of period (in shares)		1,366,050	0
Performance share units | Equity settled share based payments | Zegna directors, excluding the CEO, key executives, and other employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period (in shares)		900,000	0
Granted (in shares)			900,000
Forfeited (in shares)		(20,000)
Outstanding at end of period (in shares)		880,000	900,000
Retention restricted share units | Equity settled share based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period (in shares)		0
Granted (in shares)		626,550
Forfeited (in shares)		(41,100)
Outstanding at end of period (in shares)		585,450	0